SHAREHOLDERS' CAPITAL - Summary of Shareholders' Capital (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2016 CAD ($) $ / shares shares	Aug. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Jul. 01, 2017
Disclosure of classes of share capital [line items]
Stockholders equity note stock split conversion ratio							500.00%
Number of shares outstanding, beginning of period (in shares) | shares			49,378,026	49,378,026	49,317,165
Number of shares outstanding, end of period (in shares) | shares			80,909,225	80,909,225	49,378,026	49,317,165
Equity attributable to owners of parent, beginning of period				$ 774,022	$ 863,418
Equity attributable to owners of parent, end of period				$ 672,725	$ 774,022	$ 863,418
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares			95,978,621	95,978,621
Issued capital
Disclosure of classes of share capital [line items]
Number of shares issued for settlement of senior notes | shares			19,900,032	19,900,032	0
Number of shares outstanding, beginning of period (in shares) | shares			49,378,026	49,378,026	49,317,166.000	38,392,782.000
Shares issued on settlement of share-based compensation (in shares) | shares			87,516	87,516	60,860	55,953.000
Shares issued on property acquisition, net of tax effect (in shares) | shares			10,750,000	10,750,000	0	4,109,515
Flow through shares issued (in shares) | shares			793,651	793,651	0
Number of shares outstanding, end of period (in shares) | shares			80,909,225	80,909,225	49,378,026	49,317,166.000
Equity attributable to owners of parent, beginning of period				$ 1,068,377	$ 1,068,084	$ 1,000,100
Shares issued on settlement of Senior Notes (note 7)				31,306	0	0
Shares issued on settlement of share-based compensation				127	289	$ 285
Number of shares issued through property acquisition, net | shares						0
Issue of equity, issued for property acquisition, net of issue costs and tax effect, net						$ (98)
Issued for property acquisition, net of tax effect						$ 29,178
Number of subscription receipts issued on equity issue | shares	1,694,915	5,000,000				6,758,916
Issue of equity, price per share (in cad per share) | $ / shares	$ 5.90	$ 6.00
Issue of equity	$ 10,000	$ 30,000				$ 40,400
Flow through shares issued				1,143	0	0
Share issue costs on equity issue, net of tax effect				(387)	4	(1,781)
Equity attributable to owners of parent, end of period				$ 1,112,619	$ 1,068,377	$ 1,068,084
Senior Notes
Disclosure of classes of share capital [line items]
Repayments of borrowings, note exchanges for common shares			$ 24.1